Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies:

A discussion of the Company’s significant accounting policies can be found in the Company’s annual financial statements for the fiscal year ended December 31, 2021 which have been filed with the US Securities and Exchange Commission on Form 20-F on April 15, 2022. There have been no changes to these policies in the six months ended June 30, 2022.

Recent Accounting Pronouncements:
On January 1, 2022 the Company adopted ASU 2020-06 and used the modified retrospective approach for all convertible debt instruments at the beginning of the period of adoption.

The adoption of ASU 2020-06 at January 1, 2022 had no effect in the Company’s unaudited interim condensed consolidated financial statements for the six months ended June 30, 2022.